OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES

	Note	December 31, 2025	December 31, 2024
Equipment financing facilities	18(a)	$145,576	$85,858
Lease liabilities	19(b)	73,691	60,533
Post-employment benefits		19,299	6,282
Cash-settled share-based payments	20(c)	7,274	5,371
Provision for legal matters	34	34	6,395
Other non-current liabilities		5,412	7,038
		$251,286	$171,477
(a)Equipment financing facilities
The equipment financing facilities include the Greenstone Equipment Facility and the Valentine Equipment Facility. The facilities are together referred to as the “Equipment Facilities”. The following is a summary of the carrying amount of the Equipment Facilities at December 31, 2025 and 2024:

	Note	December 31, 2025	December 31, 2024
Greenstone Equipment Facility	18(a)(i)	$96,974	$101,862
Valentine Equipment Facility	18(a)(ii)	84,659	—
Total		$181,633	$101,862

Classified and presented as:
Current(1)		$36,057	$16,004
Non-current(2)		145,576	85,858
		$181,633	$101,862
(1)    Included in other current liabilities.
(2)    Included in other non-current liabilities.
The following is a reconciliation of the changes in the carrying amount of the Equipment Facilities during the years ended December 31, 2025 and 2024 to cash flows arising from financing activities:

	Note	2025	2024
Balance – beginning of year(1)		$104,182	$31,561
Financing cash flows:
Drawdowns		21,621	57,346
Repayments		(24,878)	(7,296)
Interest paid		(12,800)	(4,112)
Other changes:
Assumed on Calibre Acquisition	5(a)	83,379	—
Interest and accretion expense		14,020	7,494
Assumed on Greenstone Acquisition	5(c)	—	19,730
Foreign exchange		—	(541)
Balance – end of year(1)		185,524	104,182
Less: Accrued interest(2)		(3,891)	(2,320)
Balance – end of year, excluding accrued interest		$181,633	$101,862
(1)    Includes accrued interest.
(2)    Included in accounts payable and accrued liabilities.
18.    OTHER NON-CURRENT LIABILITIES (CONTINUED)
(a)Equipment financing facilities (continued)
(i)Greenstone Equipment Facility
The Greenstone Equipment Facility provided financing for 90% of the cost of new mobile equipment purchased until December 31, 2025 for use in the construction and development of Greenstone. The outstanding principal under the Greenstone Equipment Facility is subject to fixed interest rates determined at the time of draw based on the current U.S. treasury rate, the applicable spread based on the Bloomberg U.S. Index and a margin of 3.75%. Amounts drawn under the Greenstone Equipment Facility are repayable quarterly over a period of six years from the date funds are received by Greenstone for each equipment purchase.
(ii)Valentine Equipment Facility
As part of the Calibre Acquisition (note 5(a)), the Company assumed the Valentine Equipment Facility which provided financing for 90% of the cost of new mobile equipment purchased until December 31, 2025 for use in the construction and development of Valentine. The outstanding principal under the Valentine Equipment Facility is subject to fixed interest rates determined at the time of draw based on the 3-month SOFR and a margin of 4.2%. Amounts drawn under the Valentine Equipment Facility are repayable quarterly over a period of six years from the date funds are received by Valentine for each equipment purchase.